State Street SPDR Bloomberg Short Term International Treasury Bond ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
State Street SPDR Bloomberg Short Term International Treasury Bond ETF | State Street SPDR Bloomberg Short Term International Treasury Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	10.42%	(5.20%)	3.49%	(11.07%)	(6.91%)	6.49%	0.89%	(3.17%)	9.95%	(1.39%)